As filed with the Securities and Exchange Commission on December 16, 2024

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2,795	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,795	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o BlackRock Fund Advisors

400 Howard Street

San Francisco, CA 94105

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. BENJAMIN J. HASKIN, ESQ. ANNE C. CHOE, ESQ.	MARISA ROLLAND, ESQ. BLACKROCK FUND ADVISORS
WILLKIE FARR & GALLAGHER LLP	400 HOWARD STREET SAN FRANCISCO, CA 94105
787 SEVENTH AVENUE
NEW YORK, NY 10019-6099

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On December 20, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment No. 2,772:

iShares MSCI Denmark ETF

iShares MSCI Finland ETF

iShares MSCI Ireland ETF

iShares MSCI Japan Value ETF

iShares MSCI New Zealand ETF

iShares MSCI Norway ETF

iShares MSCI Poland ETF

iShares MSCI United Kingdom ETF

iShares MSCI United Kingdom Small-Cap ETF

Explanatory Note

This Post-Effective Amendment No. 2,795 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 20, 2024, the effectiveness of the registration statement for the iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Ireland ETF, iShares MSCI Japan Value ETF, iShares MSCI New Zealand ETF, iShares MSCI Norway ETF, iShares MSCI Poland ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF (the “Funds”), filed in Post-Effective Amendment No.  2,772 on October 18, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 2,795 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2,772.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,795 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of December 2024.

iSHARES TRUST

By:
Jessica Tan*
President

Date: December 16, 2024

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,795 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Stephen Cohen* Trustee Date: December 16, 2024

John E. Martinez*
Trustee

Date: December 16, 2024

Cecilia H. Herbert*
Trustee

Date: December 16, 2024

John E. Kerrigan*
Trustee

Date: December 16, 2024

Robert S. Kapito*
Trustee

Date: December 16, 2024

Madhav V. Rajan*
Trustee

Date: December 16, 2024

Jane D. Carlin*
Trustee

Date: December 16, 2024

Drew E. Lawton*
Trustee

Date: December 16, 2024

Richard L. Fagnani*
Trustee

Date: December 16, 2024

James Lam**
Trustee

Date: December 16, 2024

Laura F. Fergerson**
Trustee

Date: December 16, 2024

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer

Date: December 16, 2024

*By:	/s/ Trent W. Walker
Trent W. Walker
Attorney-in-fact

Date: December 16, 2024

*

Powers of Attorney, each dated March 5, 2024, for Jessica Tan, Stephen Cohen, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,713, filed March 7, 2024.

**	Powers of Attorney, each dated April 8, 2024, for James Lam and Laura F. Fergerson are incorporated herein by reference to Post-Effective Amendment No. 2,726, filed April 18, 2024.